Annual Total Returns - Voya Index Solution 2050 Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution 2050 Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011
2012	15.83%
2013	24.41%
2014	6.12%
2015	(1.45%)
2016	8.62%
2017	21.03%
2018	(8.28%)
2019	25.56%
2020	15.46%